Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2012
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPAX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPCX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPIX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPRX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPSX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPTX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPYX